Income Taxes, Deferred Tax Assets Related to Net Operating Loss and Tax Credit Carryforwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss and tax credit carryforwards, expiration date	Dec. 31, 2045
Net operating loss and tax credit carryforwards	$ 6,601
Undistributed earnings of foreign subsidiaries	0
U.S. federal [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	6,326
U.S. state [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss and tax credit carryforwards	218
Non-U.S. [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss and tax credit carryforwards	$ 57